Cover Page	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	STEELCASE INC
Entity Incorporation, State or Country Code	MI
Entity File Number	1-13873
Entity Tax Identification Number	38-0819050
Entity Address, Address Line One	901 44th Street SE
Entity Address, City or Town	Grand Rapids,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49508
City Area Code	616
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001050825
Document Period End Date	Jul. 09, 2025
Document Information [Line Items]
Entity Central Index Key	0001050825
Amendment Flag	true
Amendment Description	Steelcase Inc. is filing this amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission on July 11, 2025 (the “Original 8-K”) solely to correct the reference in Item 5.02 of the Original 8-K to the maximum number of shares of Steelcase Inc.’s Class A Common Stock available for issuance under the Steelcase Inc. Incentive Compensation Plan. Except for the foregoing, this amendment does not amend, modify or update the information contained in the Original 8-K.